Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 97.1% of Net Assets
	Australia — 2.6%
1,100,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	$689,690
240,000	Glencore Capital Finance DAC, EMTN, 1.125%, 3/10/2028, (EUR)	243,810
1,080,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	924,642
280,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	237,584
4,845,000	New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)	3,308,859
8,485,000	Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, (AUD)(a)	5,563,700
		10,968,285
	Belgium — 0.5%
305,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	304,005
2,485,000	Kingdom of Belgium Government Bonds, Series 88, 1.700%, 6/22/2050, (EUR)(a)	2,043,235
		2,347,240
	Brazil — 1.2%
1,020,000	Banco do Brasil SA, 4.625%, 1/15/2025(a)	1,005,715
15,491(b )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2027, (BRL)	3,206,113
4,600(b )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	944,689
		5,156,517
	Canada — 3.8%
2,065,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	2,308,440
7,650,000	Canada Government Bonds, 0.500%, 12/01/2030, (CAD)	4,854,478
243,270	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, (CAD)(a)	176,938
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,620,659
5,175,000	Province of Quebec, ETMN, Zero Coupon, 3.540%–3.542%, 10/29/2030, (EUR)(c)	4,754,768
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,451,557
		16,166,840
	China — 6.6%
42,910,000	China Development Bank, Series 2103, 3.300%, 3/03/2026, (CNY)	6,143,654
41,870,000	China Development Bank, Series 2115, 3.120%, 9/13/2031, (CNY)	6,021,136
38,870,000	China Government Bonds, 1.990%, 4/09/2025, (CNY)	5,438,331
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	423,966
30,390,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	4,473,188
17,610,000	China Government Bonds, 3.320%, 4/15/2052, (CNY)	2,659,057
17,430,000	China Government Bonds, 3.720%, 4/12/2051, (CNY)	2,819,782
		27,979,114
	Colombia — 0.3%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,371,535
Principal Amount(‡)	Description	Value (†)
	Denmark — 1.3%
850,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	$988,803
30,175,000	Denmark Government Bonds, 2.250%, 11/15/2033, (DKK)	4,465,717
		5,454,520
	France — 3.4%
1,300,000	Electricite de France SA, EMTN, 2.000%, 12/09/2049, (EUR)	951,423
300,000	Electricite de France SA, EMTN, 4.625%, 1/25/2043, (EUR)	348,148
800,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	944,149
6,685,000	French Republic Government Bonds OAT, Zero Coupon, 0.000%–2.371%, 5/25/2032, (EUR)(c)	6,040,011
3,275,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	2,264,322
2,245,000	French Republic Government Bonds OAT, 0.750%, 5/25/2028, (EUR)	2,327,252
1,600,000	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (fixed rate to 3/21/2032, variable rate thereafter), 2.125%, 6/21/2052, (EUR)	1,357,509
		14,232,814
	Germany — 5.2%
2,660,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%–0.308%, 8/15/2050, (EUR)(d)	1,635,558
790,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%–1.365%, 8/15/2052, (EUR)(d)	464,676
7,215,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)	7,390,788
2,485,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 8/15/2027, (EUR)	2,603,561
4,665,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2024, (EUR)	5,074,102
790,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)	850,806
2,345,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)	2,102,744
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,724,521
		21,846,756
	Indonesia — 1.7%
18,722,000,000	Indonesia Treasury Bonds, Series FR78, 8.250%, 5/15/2029, (IDR)	1,308,874
38,485,000,000	Indonesia Treasury Bonds, Series FR87, 6.500%, 2/15/2031, (IDR)	2,485,766
50,865,000,000	Indonesia Treasury Bonds, Series FR96, 7.000%, 2/15/2033, (IDR)	3,418,034
		7,212,674
	Ireland — 1.7%
650,000	AIB Group PLC, EMTN, (fixed rate to 7/23/2028, variable rate thereafter), 4.625%, 7/23/2029, (EUR)	739,894
1,055,000	AIB Group PLC, (fixed rate to 2/16/2028, variable rate thereafter), 5.750%, 2/16/2029, (EUR)	1,251,661
320,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	337,105

Principal Amount(‡)	Description	Value (†)
	Ireland — continued
$400,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027(a)	$364,721
1,310,000	Ireland Government Bonds, Zero Coupon, 0.000%–0.029%, 10/18/2031, (EUR)(c)	1,209,899
3,205,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,431,180
		7,334,460
	Israel — 0.1%
1,875,000	Israel Government Bonds - Fixed, Series 330, 1.000%, 3/31/2030, (ILS)	438,469
	Italy — 0.9%
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	1,625,952
535,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	548,234
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	213,446
1,060,000	Intesa Sanpaolo SpA, (fixed rate to 11/21/2032, variable rate thereafter), 8.248%, 11/21/2033(a)	1,152,803
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	312,666
		3,853,101
	Japan — 2.9%
468,600,000	Japan Government Thirty Year Bonds, Series 41, 1.700%, 12/20/2043, (JPY)	3,493,961
164,800,000	Japan Government Thirty Year Bonds, Series 51, 0.300%, 6/20/2046, (JPY)	903,420
646,500,000	Japan Government Thirty Year Bonds, Series 62, 0.500%, 3/20/2049, (JPY)	3,557,125
586,950,000	Japan Government Two Year Bonds, Series 449, 0.005%, 6/01/2025, (JPY)	4,163,432
		12,117,938
	Korea — 2.4%
8,400,000,000	Korea Treasury Bonds, Series 3006, 1.375%, 6/10/2030, (KRW)	5,834,663
5,200,000,000	Korea Treasury Bonds, Series 3212, 4.250%, 12/10/2032, (KRW)	4,365,524
		10,200,187
	Luxembourg — 1.7%
1,180,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.000%, 5/04/2028, (EUR)	1,090,010
1,435,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.750%, 3/12/2029, (EUR)	1,331,199
345,000	Blackstone Property Partners Europe Holdings SARL, 3.625%, 10/29/2029, (EUR)	349,011
1,810,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	1,536,022
2,785,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	2,620,766
100,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	85,974
		7,012,982
	Malaysia — 0.4%
7,770,000	Malaysia Government Bonds, Series 119, 3.906%, 7/15/2026, (MYR)	1,708,284
	Mexico — 1.7%
405,000	America Movil SAB de CV, 2.875%, 5/07/2030	360,721
996,320(e )	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	5,756,666
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,226,732
		7,344,119
Principal Amount(‡)	Description	Value (†)
	New Zealand — 1.3%
8,975,000	New Zealand Government Bonds, Series 427, 4.500%, 4/15/2027, (NZD)	$5,712,410
	Norway — 1.2%
320,000	Aker BP ASA, 3.750%, 1/15/2030(a)	293,810
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	913,607
655,000	Aker BP ASA, 6.000%, 6/13/2033(a)	680,353
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,229,420
		5,117,190
	Portugal — 0.1%
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	236,380
435,000	EDP Finance BV, 1.710%, 1/24/2028(a)	386,115
		622,495
	Singapore — 0.5%
2,780,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	2,059,696
	South Africa — 2.5%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	340,176
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	446,593
214,850,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	9,824,902
		10,611,671
	Spain — 2.6%
400,000	Banco Santander SA, 4.250%, 4/11/2027	387,449
2,600,000	Banco Santander SA, 5.179%, 11/19/2025	2,577,224
1,725,000	Spain Government Bonds, 1.300%, 10/31/2026, (EUR)(a)	1,839,471
2,460,000	Spain Government Bonds, 1.950%, 7/30/2030, (EUR)(a)	2,596,916
2,835,000	Spain Government Bonds, 4.200%, 1/31/2037, (EUR)(a)	3,459,390
		10,860,450
	Supranationals — 2.4%
4,940,000	European Union, 1.000%, 7/06/2032, (EUR)	4,802,085
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	2,023,976
36,080,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	3,437,314
		10,263,375
	Sweden — 0.7%
190,000	Heimstaden Bostad Treasury BV, EMTN, 1.625%, 10/13/2031, (EUR)	131,724
9,900,000	Kommuninvest I Sverige AB, 1.000%, 5/12/2025, (SEK)	951,162
18,000,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	1,774,999
		2,857,885
	Switzerland — 0.8%
195,000	UBS Group AG, EMTN, (fixed rate to 1/14/2027, variable rate thereafter), 0.650%, 1/14/2028, (EUR)	196,649
1,620,000	UBS Group AG, EMTN, 0.650%, 9/10/2029, (EUR)	1,520,569
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	608,941
200,000	UBS Group AG, EMTN, (fixed rate to 6/15/2029, variable rate thereafter), 3.125%, 6/15/2030, (EUR)	214,707

Principal Amount(‡)	Description	Value (†)
	Switzerland — continued
$365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	$295,559
400,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	490,496
		3,326,921
	Thailand — 0.4%
54,870,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,524,038
	United Kingdom — 4.7%
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,095,498
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(a)	3,163,431
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	796,999
135,000	National Grid Electricity Distribution West Midlands PLC, EMTN, 5.750%, 4/16/2032, (GBP)	182,897
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	647,635
655,000	U.K. Gilts, 0.250%, 7/31/2031, (GBP)	660,006
2,405,000	U.K. Gilts, 0.625%, 6/07/2025, (GBP)	2,919,471
2,930,000	U.K. Gilts, 4.250%, 12/07/2055, (GBP)	3,828,479
4,155,000	U.K. Gilts, 4.750%, 12/07/2030, (GBP)	5,734,535
390,000	Virgin Money U.K. PLC, GMTN, (fixed rate to 9/03/2026, variable rate thereafter), 4.000%, 9/03/2027, (GBP)	471,073
205,000	Virgin Money U.K. PLC, GMTN, (fixed rate to 10/29/2027, variable rate thereafter), 4.625%, 10/29/2028, (EUR)	225,626
		19,725,650
	United States — 41.5%
1,622,092	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,416,903
750,000	AES Corp., 3.950%, 7/15/2030(a)	692,472
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	2,060,810
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,784,655
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	272,622
2,860,000	Amgen, Inc., 5.250%, 3/02/2033	2,932,165
1,185,000	Amgen, Inc., 5.650%, 3/02/2053	1,246,722
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,411,118
140,000	AT&T, Inc., 3.650%, 6/01/2051	105,430
700,000	AT&T, Inc., 5.400%, 2/15/2034	721,928
1,385,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.260%, 4/15/2037, 144A(a)(f)	1,365,019
803,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	686,616
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	388,160
410,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	360,106
215,000	Centene Corp., 2.450%, 7/15/2028	191,479
2,266,000	Centene Corp., 4.625%, 12/15/2029	2,172,476
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	123,346
2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,686,925
Principal Amount(‡)	Description	Value (†)
	United States — continued
$210,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	$162,555
1,440,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.050%, 3/30/2029	1,424,733
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)	2,176,985
120,000	Comcast Corp., 4.250%, 1/15/2033	116,591
505,000	Comcast Corp., 4.650%, 2/15/2033	508,042
1,315,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,066,775
947,000	Continental Resources, Inc., 4.375%, 1/15/2028	916,907
410,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	408,138
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	4,249,319
2,405,000	CVS Health Corp., 5.300%, 6/01/2033	2,468,055
1,690,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,483,802
865,000	Energy Transfer LP, 5.300%, 4/15/2047	793,072
495,000	EQT Corp., 3.625%, 5/15/2031(a)	442,070
320,000	EQT Corp., 5.000%, 1/15/2029	316,999
6,202,761	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	5,279,121
9,507,472	Federal National Mortgage Association, 2.000%, 5/01/2051	7,770,474
5,786,299	Federal National Mortgage Association, 2.000%, 11/01/2051	4,729,133
4,337,077	Federal National Mortgage Association, 2.000%, 11/01/2051	3,550,020
4,930,376	Federal National Mortgage Association, 2.500%, 5/01/2052	4,196,156
216,731	Federal National Mortgage Association, 3.000%, 11/01/2046	196,541
8,852,809	Federal National Mortgage Association, 3.000%, 11/01/2051	7,834,451
657,169	Federal National Mortgage Association, 3.500%, 6/01/2045	619,946
245,759	Federal National Mortgage Association, 3.500%, 9/01/2047	225,710
3,892,942	Federal National Mortgage Association, 3.500%, 5/01/2052	3,571,925
197,419	Federal National Mortgage Association, 4.000%, 8/01/2048	189,876
4,034,506	Federal National Mortgage Association, 4.000%, 3/01/2049	3,881,989
1,367,084	Federal National Mortgage Association, 4.000%, 5/01/2050	1,306,887
326,287	Federal National Mortgage Association, 4.500%, 11/01/2043	324,255
53,225	Federal National Mortgage Association, 4.500%, 7/01/2046	52,587
352,371	Federal National Mortgage Association, 4.500%, 3/01/2047	348,718
61,479	Federal National Mortgage Association, 4.500%, 9/01/2047	60,630
7,119,808	Federal National Mortgage Association, 4.500%, 9/01/2052	6,903,774
2,830,008	Federal National Mortgage Association, 5.000%, 8/01/2052	2,803,414
2,109,723	Federal National Mortgage Association, 6.500%, 11/01/2053	2,162,795
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	523,152
270,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	253,549

Principal Amount(‡)	Description	Value (†)
	United States — continued
$820,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(f)	$798,077
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,114,603
190,000	HCA, Inc., 3.625%, 3/15/2032	169,893
680,000	HCA, Inc., 5.500%, 6/01/2033	690,678
1,626,612	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 7.250%, 11/25/2059(a)(f)	1,626,147
1,369,666	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, 10/25/2059(a)(f)	1,368,206
55,000	Lennar Corp., 4.750%, 5/30/2025	54,639
420,000	Lennar Corp., 5.000%, 6/15/2027	421,160
2,122,604	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(f)	1,873,767
260,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	276,513
1,310,000	Oracle Corp., 5.550%, 2/06/2053	1,310,365
200,000	Ovintiv, Inc., 6.250%, 7/15/2033	206,754
472,000	Ovintiv, Inc., 6.500%, 8/15/2034	501,768
265,000	Ovintiv, Inc., 6.500%, 2/01/2038	273,327
195,000	Ovintiv, Inc., 7.200%, 11/01/2031	211,603
932,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,026,681
1,475,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	1,478,311
1,365,000	Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/2053	1,393,507
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,689,777
1,381,362	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026(a)(f)	1,376,550
808,890	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(f)	778,658
593,000	PulteGroup, Inc., 5.000%, 1/15/2027	595,851
305,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	287,284
1,585,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.548%, 5/15/2037(a)(f)	1,575,543
1,935,000	Thermo Fisher Scientific, Inc., 5.086%, 8/10/2033	2,016,824
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	451,519
350,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	254,922
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,915,569
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	757,916
2,570,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,589,983
Principal Amount(‡)	Description	Value (†)
	United States — continued
$8,075,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(g)	$6,628,755
4,775,000	U.S. Treasury Bonds, 4.750%, 11/15/2053	5,354,715
4,685,854	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(h)	4,280,162
1,410,000	U.S. Treasury Notes, 2.000%, 4/30/2024	1,395,239
3,775,000	U.S. Treasury Notes, 3.375%, 5/15/2033	3,622,820
1,970,000	U.S. Treasury Notes, 3.875%, 8/15/2033	1,967,537
6,935,000	U.S. Treasury Notes, 4.500%, 11/15/2033	7,280,666
3,040,000	U.S. Treasury Notes, 4.875%, 10/31/2028	3,173,237
677,037	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	641,085
794,792	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	773,682
3,410,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	3,388,339
2,179,576	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 8/25/2051(a)(f)	2,060,776
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	258,567
1,885,000	VMware LLC, 2.200%, 8/15/2031	1,561,934
1,846,827	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051(a)(f)	1,785,676
820,440	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051(a)(f)	791,243
1,483,674	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,525,441
		175,514,367
	Total Bonds and Notes (Identified Cost $439,542,920)	410,941,983

Short-Term Investments — 0.9%
3,748,454	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $3,749,495 on 1/02/2024 collateralized by $3,970,100 U.S. Treasury Note, 2.500% due 3/31/2027 valued at $3,823,451 including accrued interest(i) (Identified Cost $3,748,454)	3,748,454
	Total Investments — 98.0% (Identified Cost $443,291,374)	414,690,437
	Other assets less liabilities — 2.0%	8,355,065
	Net Assets — 100.0%	$423,045,502

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$52,145,039 or 12.3% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Treasury Inflation Protected Security (TIPS).
(i)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2023, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/04/2024	BRL	S	20,343,000	$4,110,694	$4,162,634	$(51,940)
Bank of America N.A.	3/20/2024	KRW	S	6,623,166,000	5,069,008	5,165,658	(96,650)
Barclays Bank PLC	3/20/2024	SGD	S	1,520,000	1,135,971	1,155,805	(19,834)
BNP Paribas SA	3/20/2024	CNH	B	15,607,000	2,192,733	2,201,925	9,192
BNP Paribas SA	3/20/2024	GBP	B	3,371,000	4,282,687	4,298,471	15,784
BNP Paribas SA	3/20/2024	GBP	S	3,371,000	4,242,943	4,298,471	(55,528)
BNP Paribas SA	3/20/2024	NZD	S	8,127,000	5,044,510	5,138,506	(93,996)
Citibank N.A.	3/20/2024	ZAR	S	155,717,000	8,188,562	8,455,907	(267,345)
Goldman Sachs Bank USA	3/20/2024	MXN	S	41,632,000	2,360,291	2,421,288	(60,997)
Morgan Stanley Capital Services LLC	3/19/2024	JPY	B	3,685,389,000	25,739,552	26,441,557	702,005
Morgan Stanley Capital Services LLC	3/19/2024	JPY	S	150,000,000	1,064,290	1,076,205	(11,915)
Royal Bank of Canada	3/20/2024	CAD	B	5,817,000	4,290,374	4,394,651	104,277
Standard Chartered Bank	3/20/2024	EUR	B	3,838,000	4,276,514	4,249,987	(26,527)
Standard Chartered Bank	3/20/2024	EUR	S	7,311,000	8,030,100	8,095,795	(65,695)
UBS AG	3/20/2024	AUD	S	5,124,000	3,371,997	3,499,825	(127,828)
UBS AG	3/20/2024	CHF	B	2,008,000	2,323,316	2,406,263	82,947
UBS AG	3/20/2024	IDR	S	82,626,616,000	5,269,891	5,361,732	(91,841)
UBS AG	3/20/2024	SEK	S	13,576,000	1,311,251	1,350,085	(38,834)
Total							$(94,725)

At December 31, 2023, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3/20/2024	EUR	635,680	PLN	2,770,000	$703,252	$(665)
BNP Paribas SA	3/20/2024	DKK	24,858,000	EUR	3,337,742	3,696,030	359
Goldman Sachs Bank USA	3/20/2024	EUR	1,218,403	HUF	470,391,000	1,344,368	(4,824)

At December 31, 2023, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	3/20/2024	NOK	32,724,000	EUR	2,787,574	$3,086,804	$(139,575)
UBS AG	3/20/2024	ZAR	24,015,000	EUR	1,159,676	1,284,161	(19,927)
Total							$(164,632)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/19/2024	23	$2,521,061	$2,596,484	$75,423
CBOT 2 Year U.S. Treasury Notes Futures	3/28/2024	94	19,186,105	19,355,922	169,817
CBOT 5 Year U.S. Treasury Notes Futures	3/28/2024	129	13,767,971	14,031,774	263,803
CME Ultra Long Term U.S. Treasury Bond Futures	3/19/2024	31	3,800,431	4,141,406	340,975
Eurex 30 Year Euro BUXL Futures	3/07/2024	4	574,855	625,807	50,952
Long Gilt Futures	3/26/2024	13	1,594,097	1,700,957	106,860
Total					$1,007,830

At December 31, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/19/2024	52	$6,040,831	$6,496,750	$(455,919)
Eurex 10 Year Euro BUND Futures	3/07/2024	60	8,920,709	9,089,042	(168,333)
Eurex 5 Year Euro BOBL Futures	3/07/2024	75	9,739,211	9,875,938	(136,727)
Ultra 10-Year U.S. Treasury Notes Futures	3/19/2024	78	9,173,967	9,205,219	(31,252)
Total					$(792,231)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$410,941,983	$—	$410,941,983
Short-Term Investments	—	3,748,454	—	3,748,454
Total Investments	—	414,690,437	—	414,690,437
Forward Foreign Currency Contracts (unrealized appreciation)	—	914,564	—	914,564
Futures Contracts (unrealized appreciation)	1,007,830	—	—	1,007,830
Total	$1,007,830	$415,605,001	$—	$416,612,831

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,173,921)	$—	$(1,173,921)
Futures Contracts (unrealized depreciation)	(792,231)	—	—	(792,231)
Total	$(792,231)	$(1,173,921)	$—	$(1,966,152)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2023, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$914,564	$—	$914,564
Exchange-traded asset derivatives
Interest rate contracts	—	1,007,830	1,007,830
Total asset derivatives	$914,564	$1,007,830	$1,922,394

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,173,921)	$—	$(1,173,921)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Exchange-traded liability derivatives
Interest rate contracts	$—	$(792,231)	$(792,231)
Total liability derivatives	$(1,173,921)	$(792,231)	$(1,966,152)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:
Counterparty:	Derivatives	Collateral Pledged
Bank of America N.A.	$(148,590)	$—
Barclays Bank PLC	(20,499)	—
BNP Paribas SA	(124,189)	300,000
Citibank N.A.	(267,345)	190,000
Goldman Sachs Bank USA	(65,821)	—
HSBC Bank USA N.A.	(139,575)	—
Standard Chartered Bank	(92,222)	—
UBS AG	(195,483)	150,000
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2023 (Unaudited)
Treasuries	43.2%
Mortgage Related	13.0
Banking	5.2
Government Owned - No Guarantee	4.5
Local Authorities	4.0
Supranational	2.4
ABS Home Equity	2.3
Technology	2.1
Healthcare	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	0.9
Total Investments	98.0
Other assets less liabilities (including forward foreign currency and futures contracts)	2.0
Net Assets	100.0%

Currency Exposure Summary at December 31, 2023 (Unaudited)
United States Dollar	42.9%
Euro	19.6
Yuan Renminbi	6.6
Japanese Yen	6.0
British Pound	3.9
Canadian Dollar	2.8
South Korean Won	2.4
South African Rand	2.3
Australian Dollar	2.3
Other, less than 2% each	9.2
Total Investments	98.0
Other assets less liabilities (including forward foreign currency and futures contracts)	2.0
Net Assets	100.0%